Related Party - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction [Line Items]
Claims recovery service income	$ 5,748	[1]	$ 2,439	[1]	$ 17,795	[1]	$ 9,213	[1]	$ 14,500	[2]	$ 13,632	[2]
Prepaid expenses and other current assets	32,660	[3]			32,660	[3]			13,304	[3]	54
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party expenses	150		20		400		39		111		773
Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense	1,300				1,500
Funds Held For Other Entities [Member]
Related Party Transaction [Line Items]
Note payable related party									500
Funds Held For Other Entities [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current	19,800				19,800				39,700		38,800
MSP Recovery Law Firm [Member]
Related Party Transaction [Line Items]
Prepaid expenses and other current assets	31,900				31,900
Related party expenses	0				271
MSP Recovery Law Firm [Member] | Professional Fees Legal [Member]
Related Party Transaction [Line Items]
Related party expenses	4,600		0		5,000		8
MSP Recovery Law Firm [Member] | Professional Fees Legal [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Related party expenses					20,100
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from promissory notes					36,500
Prepaid expenses and other current assets	31,900				$ 31,900
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares issued					8,022,000
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Professional Fees Legal [Member]
Related Party Transaction [Line Items]
Related party expenses	4,600				$ 24,700
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Cost Of Claims Recoveries [Member]
Related Party Transaction [Line Items]
Related party expenses	0				271
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current	0				0				5,500		200
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	1,500				1,500				3,400		4,300
MSP Recovery Aviation, LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party expenses	150				400
MSP Recovery Aviation, LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	153				153				153		153
Series MRCS LLC [Member] | Claims Financing Obligation and Notes Payable [Member]
Related Party Transaction [Line Items]
Note payable related party	500				500				500
Other Affiliates [Member] | Additional Receivables From Other Affiliates [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	146				146				92		17
VRM [Member]
Related Party Transaction [Line Items]
Claims recovery service income	0		$ 1,700		10,600		$ 7,000		11,500		13,100
MSP National LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due to related party current									$ 400		$ 400
Msp Principals [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 112,800				$ 112,800
Debt instrument, Term					4 years
Interest rate, payable in kind	4.00%				4.00%

[1]	For the three and nine months ended September 30, 2022 and 2021, claims recovery service income included $0 million and $10.6 million, respectively, and $1.7 million and $7.0 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM MSP”). See Note 13, Related Party, for further details.
[2]	For the years ended December 31, 2021 and 2020, claims recovery service income included $11.5 million and $13.1 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.
[3]	As of September 30, 2022 and December 31, 2021, the total affiliate receivable, indemnification asset, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets and claims financings obligation and notes payable includes balances with related parties. See Note 13, Related Party, for further details.